Summary of Significant Accounting Policies - Schedule of New Accounting Pronouncement Balance Sheet (Detail) - JPY (¥) ¥ in Millions		Mar. 31, 2021	Apr. 01, 2020		Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018
Current assets:
Notes and accounts receivable, trade and contract assets		¥ 1,099,300	¥ 1,028,793		¥ 1,028,793
Allowance for credit losses		(29,406)	(26,153)	[1]	(25,873)
Inventories		637,391	558,452		589,969
Other receivables		283,499	188,076		188,106
Prepaid expenses and other current assets		538,540	594,009		594,021
Total current assets		7,218,744	5,703,306		5,735,145
Film costs		459,426	458,853		427,336
Investments and advances:
Securities investments and other		14,046,196	12,526,990		12,526,210
Allowance for credit losses		(8,419)	(6,341)
Long-term Investments, Total		14,263,995	12,728,571		12,734,132
Other assets:
Deferred income taxes		207,470	210,417		210,372
Other		361,803	339,284		340,005
Other noncurrent assets		3,427,241	3,233,410		3,234,086
Total assets		26,354,840	23,032,784		23,039,343
Current liabilities:
Deferred income taxes		366,761	548,034		549,538
Total liabilities		20,725,185	18,240,537		18,242,041
EQUITY
Retained earnings		3,857,152	2,765,187		2,768,856
Stockholders' Equity Attributable to Parent, Total		5,575,839	4,121,637		4,125,306
Noncontrolling interests		45,637	662,843		664,229
Total equity		5,621,476	4,784,480		4,789,535	¥ 4,436,690	¥ 3,647,157
Total liabilities and equity		¥ 26,354,840	¥ 23,032,784		23,039,343
As previously reported
Current assets:
Notes and accounts receivable, trade and contract assets					1,028,793
Allowance for credit losses	[1]				(25,873)
Inventories					589,969
Other receivables					188,106
Prepaid expenses and other current assets					594,021
Total current assets					5,735,145
Film costs					427,336
Investments and advances:
Securities investments and other					12,526,210
Long-term Investments, Total					12,734,132
Other assets:
Deferred income taxes					210,372
Other					340,005
Other noncurrent assets					3,234,086
Total assets					23,039,343
Current liabilities:
Deferred income taxes					549,538
Total liabilities					18,242,041
EQUITY
Retained earnings					2,768,856
Stockholders' Equity Attributable to Parent, Total					4,125,306
Noncontrolling interests					664,229
Total equity					4,789,535
Total liabilities and equity					23,039,343
Accounting Standards Update, Adjustment
Current assets:
Allowance for credit losses	[1]				(280)
Inventories					(31,517)
Other receivables					(30)
Prepaid expenses and other current assets					(12)
Total current assets					(31,839)
Film costs					31,517
Investments and advances:
Securities investments and other					780
Allowance for credit losses					(6,341)
Long-term Investments, Total					(5,561)
Other assets:
Deferred income taxes					45
Other					(721)
Other noncurrent assets					(676)
Total assets					(6,559)
Current liabilities:
Deferred income taxes					(1,504)
Total liabilities					(1,504)
EQUITY
Retained earnings					(3,669)
Stockholders' Equity Attributable to Parent, Total					(3,669)
Noncontrolling interests					(1,386)
Total equity					(5,055)
Total liabilities and equity					(6,559)
Accounting Standards Update 2016-13
Current assets:
Allowance for credit losses	[1]				(280)
Other receivables					(30)
Prepaid expenses and other current assets					(12)
Total current assets					(322)
Investments and advances:
Securities investments and other					780
Allowance for credit losses					(6,341)
Long-term Investments, Total					(5,561)
Other assets:
Deferred income taxes					45
Other					(721)
Other noncurrent assets					(676)
Total assets					(6,559)
Current liabilities:
Deferred income taxes					(1,504)
Total liabilities					(1,504)
EQUITY
Retained earnings					(3,669)
Stockholders' Equity Attributable to Parent, Total					(3,669)
Noncontrolling interests					(1,386)
Total equity					(5,055)
Total liabilities and equity					(6,559)
Accounting Standards Update 2019-02
Current assets:
Inventories					(31,517)
Total current assets					(31,517)
Film costs					¥ 31,517

[1]	Under ASU 2016-13, Sony changed the presentation from “Allowance for doubtful accounts” to “Allowance for credit losses” on the consolidated balance sheets.